Filed Pursuant to Rule 497(k)(1)(iii)(B)


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  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/99

                                                                      Since
  Fund and Inception Date                    1 Year    5 Years    Inception
  Oakmark 8/5/91                              7.98%     15.10%       22.93%
  S&P 500 Index*                             27.80%     25.02%       18.53%

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  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/99

                                                                      Since
  Fund and Inception Date                    1 Year    5 Years    Inception
  Oakmark Select 11/1/96                     30.07%        n/a       31.12%
  S&P 500 Index*                             27.80%        n/a       24.74%

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  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/99

                                                                      Since
  Fund and Inception Date                    1 Year    5 Years    Inception
  Oakmark Small Cap 11/1/95                  10.56%        n/a       13.74%
  Russell 2000 Index*                        19.07%        n/a       11.30%

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  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/99

                                                                      Since
  Fund and Inception Date                    1 Year    5 Years    Inception
  Oakmark Equity and Income 11/1/95          15.32%        n/a       15.39%
  Lipper Balanced Fund Index*                13.48%        n/a       13.95%

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  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/99

                                                                      Since
  Fund and Inception Date                    1 Year    5 Years    Inception
  Oakmark International 9/30/92              46.41%      9.35%       13.25%
  M.S. World ex U.S. Index*                  31.28%      9.26%       11.58%

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  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/99

                                                                      Since
  Fund and Inception Date                    1 Year    5 Years    Inception
  Oakmark International Small Cap 11/1/95    88.02%        n/a       11.72%
  M.S. World ex U.S. Index*                  31.28%        n/a       11.12%

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